Annual Operating Expenses - FidelityBlueChipGrowthK6Fund-PRO - FidelityBlueChipGrowthK6Fund-PRO - Fidelity Blue Chip Growth K6 Fund - Fidelity Blue Chip Growth K6 Fund	Sep. 28, 2024
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%